Revenue Information	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Information
12
. REVENUE INFORMATION
Revenues consist of the following:

	For the Year Ended December 31,
	2018	2019	2020
		US$	US$

Revenues generated from group chatting services	42,371,174	63,437,224	122,978,167
Revenues generated from game services	—	27,350	11,949,243

Total revenues	42,371,174	63,464,574	134,927,410

The Company’s platform does not require real-name and country of registration of its users. Therefore the Company does not disclose the revenue information by geographical region because country information of its users are not available or not verified by the
Company.